Earnings Per Share - (Detail Textuals) (Stock Options)	12 Months Ended
Dec. 31, 2013
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities share amount	100,235